Deferred income taxes	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Deferred income taxes
15	Deferred income taxes

a)	Reconciliation of total tax recovery

The effective rate on the Corporation’s loss before income tax differs from the expected amount that would arise using the statutory income tax rates. A reconciliation of the difference is as follows:

	2019	2018
	$	$

Loss before income taxes	(27,365)	(21,935)

Income tax rate	30.0%	30.0%

	(8,210)	(6,581)

Effect on income taxes of:
Non-deductible share-based compensation	284	507
Unrecognized deductible temporary difference and carry forward amounts and experimental development expenditures	7,892	6,040
Other non-deductible items	34	34

Income tax recovery	–	–

b)	Deferred income tax

The significant components of the Corporation’s deferred income tax are as follows:

	2019	2018
	$	$

Deferred income tax liabilities:
Intangibles	–	–

Deferred income tax assets:
Non-capital losses	–	–

Net deferred income tax liability	–	–

The following reflects the balance of temporary differences for which no deferred income tax asset (liability) has been recognized:

	2019	2018
	$	$
Non-capital losses	77,389	63,230
SR&ED expenditures	29,558	20,096
Non-refundable investment tax credits	5,536	3,832
Deductible share issuance costs	3,452	2,028
Long-term debt	7,925	7,612
Property and equipment	(400)	725

c)	Non-capital losses

As at December 31, 2019, the Corporation had approximately $77,389 in losses available to reduce future taxable income. The benefit of these losses has not been recorded in the accounts as realization is not considered probable. These losses may be claimed no later than:

$
For the year ending December 31, 2025	1,000
2026	1,100
2027	1,470
2028	1,770
2029	660
2030	2,640
2031	5,090
2032	4,110
2033	4,400
2034	3,680
2035	5,610
2036	4,830
2037	8,896
2038	12,623
2039	19,510

77,389

d)	Scientific research and experimental development expenditures

The Corporation has approximately $29,558 of unclaimed SR&ED expenditures, which may be carried forward indefinitely and used to reduce taxable income in future years. The potential income tax benefits associated with the unclaimed SR&ED expenditures have not been recognized in the accounts as realization is not considered probable.

e)	Non-refundable investment tax credits

The Corporation also has approximately $5,536 in non-refundable federal investment tax credits which may be carried forward to reduce taxes payable. These tax credits will be fully expired by 2038. The benefit of these tax credits has not been recorded in the accounts as realization is not considered probable.